                     SUPPLEMENT DATED SEPTEMBER 9, 2008 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On August 22, 2008, the Board of Trustees (the "Board") of the Old Mutual Insurance Series Fund (the "Trust") voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio (collectively, the "Old Mutual Portfolios"). The Board concluded that each of the Old Mutual Portfolios should be liquidated primarily due to small asset size, high operating costs and lack of economies of scale.

In accordance with the Board's decision to terminate operations, commencing as of the close of trading on the New York Stock Exchange ("NYSE") on September 12, 2008, the Old Mutual Portfolios will no longer accept any purchase orders or transfer requests in anticipation of a final liquidation of the Old Mutual Portfolios effective at the close of trading on the NYSE on December 12, 2008. Assets held by the Separate Account which are invested in the Old Mutual Portfolios will be transferred at the close of trading on the NYSE on December 12, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Old Mutual Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Old Mutual Portfolios during the period from September 9, 2008 to December 12, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

14264NY SUPPJ 09/09/08

                                                                                                Adviser (and Sub-Adviser(s),
                                 Portfolio                            Investment Objective             as applicable)
                                 ------------------------------------------------------------------------------------------------
THE ALGER                        Alger American LargeCap             Seeks long-term         Fred Alger Management, Inc.
AMERICAN FUND                    Growth Portfolio -- Class O         capital appreciation.
                                 shares
                                 ------------------------------------------------------------------------------------------------
                                 Alger American SmallCap Growth      Seeks long-term         Fred Alger Management, Inc.
                                 Portfolio (formerly, Alger          capital appreciation.
                                 American Small Capitalization
                                 Portfolio) -- Class O shares
                                 ------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN                AllianceBernstein Growth and        Long-term growth of     AllianceBernstein, L.P.
VARIABLE PRODUCTS                Income Portfolio -- Class B         capital.
SERIES FUND, INC.
                                 ------------------------------------------------------------------------------------------------
FEDERATED                        Federated American                  Seeks long-term growth  Federated Equity Management
INSURANCE SERIES                 Leaders Fund II -- Primary          of capital. Providing   Company of Pennsylvania
                                 shares                              income is a secondary
                                                                     objective.
                                 ------------------------------------------------------------------------------------------------
                                 Federated Capital Income Fund II    Seeks high current      Federated Equity
                                                                     income and moderate     Management Company of
                                                                     capital appreciation.   Pennsylvania (subadvised by
                                                                                             Federated Investment Management
                                                                                             Company)
                                 ------------------------------------------------------------------------------------------------
                                 Federated High Income               Seeks high current      Federated Investment Management
                                 Bond Fund II -- Primary shares      income by investing in  Company
                                                                     lower-rated corporate
                                                                     debt obligations,
                                                                     commonly referred to
                                                                     as "junk bonds."
                                 ------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP Asset Manager/SM/ Portfolio --  Seeks to obtain high    Fidelity Management & Research
INSURANCE PRODUCTS               Initial Class                       total return with       Company (FMR) (subadvised by
FUND                                                                 reduced risk over the   Fidelity Investments Money
                                                                     long term by            Management, Inc. (FIMM), FMR
                                                                     allocating its assets   Co., Inc. (FMRC), Fidelity Research
                                                                     among stocks, bonds,    & Analysis Company (FRAC),
                                                                     and short-term          Fidelity Management & Research
                                                                     instruments.            (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                             International Investment Advisors
                                                                                             (FIIA), Fidelity International
                                                                                             Investment Advisors (U.K.) Limited
                                                                                             (FIIA(U.K.)L), and Fidelity
                                                                                             Investments Japan Limited (FIJ))
                                 ------------------------------------------------------------------------------------------------
                                 VIP Contrafund(R) Portfolio --      Seeks long-term         FMR (subadvised by FMRC, FRAC,
                                 Initial Class                       capital appreciation.   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                             FIJ)
                                 ------------------------------------------------------------------------------------------------
                                 VIP Equity-Income Portfolio --      Seeks reasonable        FMR (subadvised by FMRC, FRAC,
                                 Initial Class                       income. The fund will   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     consider the potential  FIJ)
                                                                     for capital
                                                                     appreciation. The
                                                                     fund's goal is to
                                                                     achieve a yield which
                                                                     exceeds the composite
                                                                     yield on the
                                                                     securities comprising
                                                                     the Standard & Poor's
                                                                     500/SM/ Index (S&P
                                                                     500(R)).
                                 ------------------------------------------------------------------------------------------------
                                 VIP Growth Portfolio -- Initial     Seeks to achieve        FMR (subadvised by FMRC, FRAC,
                                 Class                               capital appreciation.   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                             FIJ)
                                 ------------------------------------------------------------------------------------------------
                                 VIP Growth & Income                 Seeks high total        FMR (subadvised by FMRC, FRAC,
                                 Portfolio -- Initial Class          return through a        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     combination of current  FIJ)
                                                                     income and capital
                                                                     appreciation.
                                 ------------------------------------------------------------------------------------------------
                                 VIP Growth Opportunities            Seeks to provide        FMR (subadvised by FMRC, FRAC,
                                 Portfolio -- Initial Class          capital growth.         FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                             FIJ)
                                 ------------------------------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                                 Portfolio                            Investment Objective              as applicable)
                                 ------------------------------------------------------------------------------------------------
                                 VIP Mid Cap Portfolio --           Seeks long-term growth of  FMR (subadvised by FMRC, FRAC,
                                 Service Class 2                    capital.                   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                                 ------------------------------------------------------------------------------------------------
                                 VIP Overseas Portfolio -- Initial  Seeks long-term growth of  FMR (subadvised by FMRC, FMR
                                 Class                              capital.                   (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                               and FIJ)
                                 ------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON               Templeton Foreign Securities       Seeks long-term capital    Templeton Investment Counsel, LLC
VARIABLE INSURANCE               Fund -- Class 1 Shares             growth. The fund normally
PRODUCTS TRUST                                                      invests at least 80% of
                                                                    its net assets in
                                                                    investments of issuers
                                                                    located outside the U.S.,
                                                                    including those in
                                                                    emerging markets, and
                                                                    normally invests
                                                                    predominantly in equity
                                                                    securities.
                                 ------------------------------------------------------------------------------------------------
                                 Templeton Global Income            Seeks high current         Franklin Advisers, Inc.
                                 Securities Fund -- Class 1 Shares  income, consistent with preservation of capital,
                                                                    with capital appreciation
                                                                    as a secondary
                                                                    consideration. The fund
                                                                    normally invests mainly
                                                                    in debt securities of
                                                                    governments and their
                                                                    political subdivisions
                                                                    and agencies,
                                                                    supranational
                                                                    organizations and
                                                                    companies located
                                                                    anywhere in the world,
                                                                    including emerging
                                                                    markets.
                                 ------------------------------------------------------------------------------------------------
GE INVESTMENTS                   Income Fund -- Class 1 Shares      Seeks maximum income       GE Asset Management Incorporated
FUNDS, INC.                                                         consistent with prudent
                                                                    investment management and
                                                                    the preservation of
                                                                    capital.
                                 ------------------------------------------------------------------------------------------------
                                 International Equity Fund --       Seeks long-term growth of  GE Asset Management Incorporated
                                 Class 1 Shares                     capital.
                                 ------------------------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund -- Class 1     Seeks long-term growth of  GE Asset Management Incorporated
                                 Shares                             capital and future income.
                                 ------------------------------------------------------------------------------------------------
                                 Money Market Fund/1/               Seeks a high level of      GE Asset Management Incorporated
                                                                    current income consistent
                                                                    with the preservation of
                                                                    capital and the
                                                                    maintenance of liquidity.
                                 ------------------------------------------------------------------------------------------------
                                 Premier Growth Equity Fund --      Seeks long-term growth of  GE Asset Management Incorporated
                                 Class 1 Shares                     capital and future income
                                                                    rather than current
                                                                    income.
                                 ------------------------------------------------------------------------------------------------
                                 Real Estate Securities Fund --     Seeks maximum total        GE Asset Management Incorporated
                                 Class 1 Shares                     return through current     (subadvised by Urdang Securities
                                                                    income and capital         Management, Inc.)
                                                                    appreciation.
                                 ------------------------------------------------------------------------------------------------
                                 S&P 500(R) Index Fund/2/           Seeks growth of capital    GE Asset Management Incorporated
                                                                    and accumulation of        (subadvised
                                                                    income that corresponds    by SSgA Funds Management, Inc.)
                                                                    to the investment return
                                                                    of S&P's 500 Composite
                                                                    Stock Index.
                                 ------------------------------------------------------------------------------------------------
                                 Small-Cap Equity Fund -- Class 1   Seeks long-term growth of  GE Asset Management Incorporated
                                 Shares                             capital.                   (subadvised by Palisade Capital
                                                                                               Management, L.L.C.)
                                 ------------------------------------------------------------------------------------------------
                                 Total Return Fund -- Class 1       Seeks the highest total    GE Asset Management Incorporated
                                 Shares                             return, composed of
                                                                    current income and
                                                                    capital appreciation, as
                                                                    is consistent with
                                                                    prudent investment risk.
                                 ------------------------------------------------------------------------------------------------
                                 U.S. Equity Fund -- Class 1        Seeks long-term growth of  GE Asset Management
                                 Shares                             capital.                   Incorporated
                                 ------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                          Adviser (and Sub-Adviser(s),
                       Portfolio                               Investment Objective              as applicable)
                       ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS          Goldman Sachs Growth and             Seeks long-term growth of   Goldman Sachs Asset Management,
VARIABLE INSURANCE     Income Fund                          capital and growth of       L.P.
TRUST                                                       income.
                       ---------------------------------------------------------------------------------------------------
                       Goldman Sachs Mid Cap Value          Seeks long-term capital     Goldman Sachs Asset Management,
                       Fund                                 appreciation.               L.P.
                       ---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Institutional  Seeks long-term capital     Janus Capital Management LLC
                       Shares                               growth, consistent with
                                                            preservation of capital
                                                            and balanced by current
                                                            income.
                       ---------------------------------------------------------------------------------------------------
                       Flexible Bond Portfolio --           Seeks to obtain maximum     Janus Capital Management LLC
                       Institutional Shares                 total return, consistent
                                                            with preservation of
                                                            capital.
                       ---------------------------------------------------------------------------------------------------
                       Forty Portfolio -- Institutional     A non-diversified           Janus Capital Management LLC
                       Shares                               portfolio/1/ that seeks
                                                            long-term growth of
                                                            capital.
                       ---------------------------------------------------------------------------------------------------
                       International Growth Portfolio --    Seeks long-term growth of   Janus Capital Management LLC
                       Institutional Shares                 capital.
                       ---------------------------------------------------------------------------------------------------
                       Large Cap Growth Portfolio --        Seeks long-term growth of   Janus Capital Management LLC
                       Institutional Shares                 capital in a manner
                                                            consistent with the
                                                            preservation of capital.
                       ---------------------------------------------------------------------------------------------------
                       Mid Cap Growth Portfolio --          Seeks long-term growth of   Janus Capital Management LLC
                       Institutional shares                 capital.
                       ---------------------------------------------------------------------------------------------------
                       Worldwide Growth Portfolio --        Seeks long-term growth of   Janus Capital Management LLC
                       Institutional Shares                 capital in a manner
                                                            consistent with the
                                                            preservation of capital.
                       ---------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable         Seeks total return (a       Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Capital and Income Portfolio --      combination of income and   LLC (subadvised by ClearBridge
                       Class I                              long-term capital           Advisors, LLC, Western Asset
                                                            appreciation). This         Management Company Limited and
                                                            objective may be changed    Western Asset Management
                                                            without shareholder         Company)
                                                            approval.
                       ---------------------------------------------------------------------------------------------------
                       Legg Mason Partners Variable         Seeks long-term growth of   Legg Mason Partners Fund Advisor,
                       Investors Portfolio -- Class I       capital with current        LLC (subadvised by ClearBridge
                                                            income as a secondary       Advisors, LLC)
                                                            objective. This objective
                                                            may be changed without
                                                            shareholder approval.
                       ---------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable         Seeks to maximize total     Legg Mason Partners Fund Advisor,
VARIABLE INCOME TRUST  Strategic Bond Portfolio --          return, consistent with     LLC (subadvised by Western Asset
                       Class I                              the preservation of         Management Company and Western
                                                            capital.                    Asset Management Company
                                                                                        Limited)
                       ---------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                      Adviser (and Sub-Adviser(s),
                      Portfolio                          Investment Objective               as applicable)
                      -----------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) New Discovery Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST       Service Class Shares           objective is to seek capital   Company
                                                     appreciation. The fund's
                                                     objective may be changed
                                                     without shareholder approval.
                      -----------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced           Seeks a high total investment  OppenheimerFunds, Inc.
ACCOUNT FUNDS         Fund/VA                        return, which includes
                                                     current income and capital
                                                     appreciation in the value of
                                                     its shares.
                      -----------------------------------------------------------------------------------------------
                      Oppenheimer Capital            Seeks capital appreciation by  OppenheimerFunds, Inc.
                      Appreciation Fund/VA           investing in securities of
                                                     well-known, established
                                                     companies.
                      -----------------------------------------------------------------------------------------------
                      Oppenheimer Core Bond          Seeks a high level of current  OppenheimerFunds, Inc.
                      Fund/VA                        income. As a secondary
                                                     objective, this port- folio
                                                     seeks capital appreciation
                                                     when consistent with its
                                                     primary objective.
                      -----------------------------------------------------------------------------------------------
                      Oppenheimer High Income        Seeks a high level of current  OppenheimerFunds, Inc.
                      Fund/VA                        income from investment in
                                                     high-yield fixed income
                                                     securities.
                      -----------------------------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/VA     Seeks capital appreciation by  OppenheimerFunds, Inc.
                                                     investing in "growth type"
                                                     companies.
                      -----------------------------------------------------------------------------------------------
PIMCO VARIABLE        Total Return Portfolio --      Seeks maximum total return     Pacific Investment Management
INSURANCE TRUST       Administrative Class Shares    consistent with preservation   Company LLC
                                                     of real capital and prudent
                                                     investment management.
                      -----------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800 313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.